Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Pre tax charges in connection with lawsuits

The Company incurred the following pre-tax charges in connection with the Tenet acquisition lawsuit, government investigations and shareholder lawsuits relating to possible improper claims submitted to Medicare and Medicaid (in thousands):

	Year Ended December 31,
	2011	2010	2009
Professional fees and other related costs	$15,317	$—	$—